Equity Incentive Plans - Summary of Restricted Stock Activity (Detail) - Unvested Restricted Common Stock [Member]	12 Months Ended
Dec. 31, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested restricted stock awards as of January 1, 2024	18,968
Early exercise of options	6,859
Vested	(25,827)
Unvested restricted stock awards as of December 31, 2024	0